CONTINGENCIES	6 Months Ended
Jun. 30, 2024
CONTINGENCIES
CONTINGENCIES

17.CONTINGENCIES

In the normal course of business, the Company is subject to loss contingencies, such as certain legal proceedings, claims and disputes. The Company records a liability for such loss contingencies when the likelihood of an unfavorable outcome is probable and the amount of loss can be reasonably estimated.

On April 6, 2023, the Longhua District People’s Court of Shenzhen City, Guangdong Province accepted a case filed by Shenzhen Pusi Technology Co., Ltd (“Shenzhen Pusi”), as the complainant, and Beijing Baosheng, as the defendant. In this case, Shenzhen Pusi sought recovery of outstanding service fee RMB160,965 (approximately $23,292) and related liquidated damages from Beijing Baosheng and other expenses (i.e., attorney’s fee, court expense and property reservation fee). The court made a ruling in favor of the complainant. Beijing Baosheng appealed to Shenzhen Intermediate People’s Court against the trial court’s judgement. The appellate court made a final ruling on April 29, 2024, affirming the trial court’s judgement. A bank account of Baosheng with bank deposit balance of RMB 171,478 has been reserved by the court on July 2, 2023, following Shenzhen Pusi’s application. The case was settled on May 15, 2024, and paid a total amount of RMB 176,358 to the complaint.

17.CONTINGENCIES (CONTINUED)

In March 2022, Beijing Baosheng brought a breach of contract claim against Beijing Aipu New Media Technology Co., Ltd. (“Aipu”) in the Beijing Haidian District People’s Court and sought recovery of RMB1,783,834.04 (approximately $270,102) and related liquidated damages. On March 14, 2022, Beijing Baosheng applied for reservation of Aipu’s property in an amount of RMB1,783,834.04 (approximately $270,102) and said application was approved by the court on March 17, 2022. On February 10, 2023, Beijing Baosheng applied for extension for reservation of Aipu’ s property in an amount of RMB1,783,834.04 (approximately $270,102 ), and the court approved the extension of reservation to March 17, 2024. This case was heard on September 10, 2024 at Dongsheng Court in Haidian District, Beijing, The cross examination procedure has been completed, and the Company is currently waiting for another court hearing.

On January 30, 2024, Beijing Arbitration Committee accepted a contract dispute arbitration case filed by Beijing Baosheng against Tianjin Hongen Wanmei Future Education Technology Co., Ltd (“Tianjin Hongen”) for recovery of RMB1,434,059.00 (US$201,982.99). As of September 6, 2024, Tianjin Hongen had already paid to Beijing Baosheng RMB1,267,980.00 (US$178,591.25). As of the date of this report, Beijing Baosheng is waiting for the arbitration committee’s notice of hearing.

On March 1, 2024, the Company was served a complaint regarding a lawsuit brought by three institutional investors (the “Plaintiffs”) against the Company and certain other parties, filed with the United States District Court of the Southern District of New York, alleging that the Company violated Section 11 and Section 12 of the Securities Act of 1933, as amended, by including untrue statements of material facts and omitting to state material facts required to make the statements therein not misleading, in its registration statement on Form F-1, as amended (File No. 333-239800), which was declared effective by the SEC on February 5, 2021. On March 17, 2021, two institutional investors, which are also two of the Plaintiffs, purchased 1,960,784 units from the Company pursuant to a securities purchase agreement, with each unit consisting of one ordinary share of the Company and one warrant to purchase one half of one ordinary share of the Company, for an aggregate purchase price of US$10 million. On March 5, 2024, the Plaintiffs filed an amended complaint and served the Company on March 6, 2024. The Company extended the deadline to respond to May 22, 2024 in order to coordinate with other defendants in the matter. The Company filed a motion to dismiss the Plaintiffs’ second amended complaint on May 22, 2024. As of the date of this annual report, there is no anticipated court dates of this lawsuit. The Company believes that the complaint is without any merit and intends to defend the matter vigorously.

On April 10, 2024, the Company was served with a copy of the winding up petition (the “Petition”), filed by Orient Plus International Limited (the “Petitioner”) with the Grand Court of the Cayman Islands, seeking an order that the Company be wound up pursuant to Section 92(e) of the Cayman Islands Companies Act (2023 Revision), claiming that the management of the Company have acted unfairly and/or oppressively towards the Petitioner and other minority shareholders, and/or the affairs of the Company have been conducted with a lack of probity, and the Petitioner and the other investors have justifiably lost confidence in the management of the Company. On March 17, 2021, two institutional investors, one of which is the Petitioner, purchased 1,960,784 units from the Company pursuant to a securities purchase agreement, with each unit consisting of one ordinary share of the Company and one warrant to purchase one half of one ordinary share of the Company, for an aggregate purchase price of US$10 million. The Company filed a strike out application on July 10, 2024, and the hearing of the strike out application will be held on October 18, 2024. The Company believes that the Petition is without any merit and intends to defend the matter vigorously.

On November 17, 2023, the Company entered into a securities purchase agreement (the “Karboom Securities Purchase Agreement”) with Kaboom Technology Limited (“Kaboom”). Pursuant to the Karboom Securities Purchase Agreement, the Company agreed to issue to the Investor senior convertible promissory notes, in an original principal amount of not more than US$42,000,000 (the “Notes”), convertible into the Company’s ordinary shares, par value $0.0096 per share. On February 7, 2024, the Company entered into a securities purchase agreement (the “VG Securities Purchase Agreement”) with VG Master Fund SPC (“VG Master Fund”). Pursuant to the VG Securities Purchase Agreement, subject to specified terms and conditions, the Company may sell and issue in its discretion, up to US$2,000,000 of the Company’s ordinary shares to VG Master Fund.

Affected by the lawsuit filed by three institutional investors on March 1, 2024 and by legal proceedings filed by the Petitioner on April 10, 2024, Both Kaboom and VG Master Fund terminated agreements with the Company.

On May 31, 2024, Karboom sent the Company a notice of agreement termination (the “Karboom Termination Notice”) regarding the Karboom Securities Purchase Agreement and all related agreements contemplated thereunder (collectively, the “Karboom Agreements”), due to the legal proceedings that the Company was involved at that time. Immediately prior to the termination of the Karboom Agreements, the Company had not issued any Note to Karboom under the Karboom Securities Purchase Agreement. Upon the termination of the Karboom Agreements, effective on the date of the Karboom Termination Notice, the Karboom Agreements became null and void and of no further force and effect, and all investment activities between Karboom and the Company ceased immediately.

17.CONTINGENCIES (CONTINUED)

On June 4, 2024, VG Master Fund sent the Company a notice of agreement termination (the “VG Termination Notice”) regarding the VG Securities Purchase Agreement and all related agreements contemplated thereunder (collectively, the “VG Agreements”), due to the legal proceedings that the Company was involved at that time. Immediately prior to the termination of the VG Agreements, there had been no ordinary shares sold by the Company to VG Master Fund under the VG Agreements. Upon the termination of the VG Agreements, effective on the date of the VG Termination Notice, the VG Agreements became null and void and of no further force and effect, and all investment activities between VG Master Fund and the Company ceased immediately.

As of the date of this report, there is no other legal proceedings, claims and disputes that might cause the Company to be subject to loss contingencies.